Related Party Transactions - Additional Information (Detail) - USD ($)	1 Months Ended		2 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Jan. 31, 2014	Mar. 11, 2015	Mar. 28, 2015	Mar. 29, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Related Party Transaction [Line Items]
Transaction fees paid				$ 1,700,000	$ 1,700,000	$ 3,900,000
Revenue from unconsolidated affiliates							$ 600,000	$ 7,900,000
Costs incurred in connection with several transactions with unconsolidated affiliates							200,000	200,000
Accounts receivable from affiliates							400,000
Related party transactions	$ 5,750,000	$ 13,000,000
Assets sold to related party					2,300,000
Blackstone Management Partners L.L.C. [Member]
Related Party Transaction [Line Items]
Management fees incurred				$ 1,000,000	900,000	$ 4,400,000	2,600,000	2,100,000
Agreement date						Jul. 30, 2009
Percentage transaction fee on value of entity acquired				1.00%		1.00%
Consideration paid / received on assets acquired / disposed				1.00%		1.00%
Consideration of Consolidated profit				$300,000 or 2.0% which ever is higher
Payment for services				$ 300,000
Management fee agreement termination date				Mar. 17, 2015
Management fee paid as of termination				$ 13,800,000
Blackstone And Affiliates [Member]
Related Party Transaction [Line Items]
Management fee paid as of termination				13,400,000
Silverhawk Summit LP [Member]
Related Party Transaction [Line Items]
Management fee paid as of termination				$ 400,000
Continental Cement Company, L.L.C. [Member]
Related Party Transaction [Line Items]
Sales to related parties			$ 1,400,000		1,700,000	$ 14,300,000	12,700,000	$ 12,500,000
Accounts receivables due from related parties						200,000	$ 200,000
Non controlling interest owned					$ 700,000
Continental Cement Company, L.L.C. [Member] | Scenario, Previously Reported [Member]
Related Party Transaction [Line Items]
Accounts receivables due from related parties						$ 1,200,000